CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Jul. 21, 2023	Dec. 31, 2022
Operating expenses:
Selling, general and administrative	$ 9,949	$ 9,841	$ 13,675
Research and development	13,243	19,803	34,754
Acquired in-process research and development	348,000
Change in fair value of contingent consideration	(52,750)
Total operating costs and expenses	318,442	29,644	48,429
Loss from operations	(318,442)	(29,644)	(48,429)
Other (loss) income:
Change in fair value of convertible notes		(19,359)	(4,416)
Change in fair value of warrants	2,318
Change in fair value of embedded forward purchase agreements and derivative liabilities	(8,366)	(11,789)
Other income, net	536	114	289
Total other loss, net	(5,512)	(31,034)	(4,127)
Loss before taxes	(323,954)	(60,678)	(52,556)
Income taxes	0	0	0
Net loss and comprehensive loss	$ (323,954)	$ (60,678)	$ (52,556)
Basic net loss per share (in dollars per share)	$ (8.72)	$ (0.44)	$ (0.38)
Diluted net loss per share (in dollars per share)	$ (8.72)	$ (0.44)	$ (0.38)
Weighted average shares of common stock outstanding used to compute basic net loss per share	37,159,600	138,848,177	138,848,177
Weighted average shares of common stock outstanding used to compute diluted net loss per share	37,159,600	138,848,177	138,848,177
Financial Designation, Predecessor and Successor [Fixed List]	Successor